INVESTMENT PROPERTIES, Summary (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2022		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in investment property [abstract]
Beginning balance			$ 35,542
Ending balance	$ 35,542		$ 34,346	$ 35,542
Minimum [Member]
Reconciliation of changes in investment property [abstract]
Operating lease term			1 year
Maximum [Member]
Reconciliation of changes in investment property [abstract]
Operating lease term			12 years
Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	0	[1]	$ 36,819
Acquisition of assets	34,986
Additions	730		1,007
Exchange adjustments	1,103		463
Ending balance	36,819		38,289	36,819
Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			(1,277)	0
Charge for the year			(2,601)	(1,237)
Exchange adjustments			(65)	(40)
Ending balance	(1,277)		(3,943)	(1,277)
Leasehold Land [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			5,547
Ending balance	5,547		5,314	5,547
Leasehold Land [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	0	[1]	5,746
Acquisition of assets	4,833
Additions	730		82
Exchange adjustments	183		87
Ending balance	5,746		5,915	5,746
Leasehold Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			(199)	0
Charge for the year			(390)	(192)
Exchange adjustments			(12)	(7)
Ending balance	(199)		(601)	(199)
Building [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			29,628
Ending balance	29,628		28,068	29,628
Building [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	0	[1]	30,679
Acquisition of assets	29,773
Additions	0		224
Exchange adjustments	906		370
Ending balance	30,679		31,273	30,679
Building [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			(1,051)	0
Charge for the year			(2,104)	(1,019)
Exchange adjustments			(50)	(32)
Ending balance	(1,051)		(3,205)	(1,051)
Others [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			367
Ending balance	367		964	367
Others [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	0	[1]	394
Acquisition of assets	380
Additions	0		701
Exchange adjustments	14		6
Ending balance	394		1,101	394
Others [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			(27)	0
Charge for the year			(107)	(26)
Exchange adjustments			(3)	(1)
Ending balance	$ (27)		$ (137)	$ (27)

[1]	The investment properties were acquired from the acquisition of AFH, which was closed on July 1, 2022. See Note 5